Revenues (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 1,218,647	$ 1,683,056	$ 1,351,713
Specialized Maritime [Member] | Offshore Vessels [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		462,801	527,571	313,170
Specialized Maritime [Member] | Parcel Tankers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		246,291	351,539	294,641
Specialized Maritime [Member] | Fuel Oil Transportation [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		57,220	0	0
Specialized Maritime [Member] | Shipping Agencies [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		29,217	31,379	10,360
Specialized Maritime [Member] | Maritime Administration Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[1]	0	16,343	42,416
Specialized Maritime [Member] | Bulk Carrier [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue	[2]	0	304,269	174,643
Maritime Infrastructure [Member] | Shipyard [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		200,496	118,441	139,226
Logistics, Puertos y Terminals [Member] | Intermodal Terminal [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		37,991	38,910	44,292
Logistics, Puertos y Terminals [Member] | Repair of Containers [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		21,008	110,966	158,511
Logistics, Puertos y Terminals [Member] | Automotive Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		8,036	5,442	5,990
Logistics, Puertos y Terminals [Member] | Port Services [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		6,080	5,659	14,967
Warehousing and Other Businesses [Member] | Warehousing [Member]
Operating Segment Revenues [Abstract]
Total consolidated revenue		$ 149,507	$ 172,537	$ 153,497

[1]	As discussed in Note 4.20, the contract that Grupo TMM had as maritime administrator with TMM Division Maritima was terminated on August, 2022.
[2]	The merchandise transportation operation contract terminated in the first quarter of 2023.